Loans (Schedule of Loans) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 144,752	€ 44,943
Other long-term loans	€ 49,396	€ 48,377
Linkage terms	EURIBOR	EURIBOR
Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.27%	5.27%
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%	2.00%
Bottom of range [Member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%	2.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.55%	3.55%
Top of range [member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.55%	3.55%
Euro [Member]
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 127,470	€ 25,620
Other long-term loans	47,563	46,622
Interest rate			3.00%
Consumer price index in Israel [Member]
Disclosure of detailed information about borrowings [line items]
Bank loans	17,282	19,323
Other long-term loans	€ 5,854	€ 1,755
Linkage terms	Consumer price index in Israel	Consumer price index in Israel
Interest rate	4.65%	4.65%
Consumer price index in Israel [Member] | Bottom of range [Member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%	2.00%
Consumer price index in Israel [Member] | Top of range [member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.00%	3.00%